Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Income Statement Location
Discontinued Operations
Major items constituting income from discontinued operations	For the years ended December 31,
	2018	2017	2016
Revenues	161,659	132,443	127,939
Expenses
Voyage expenses	37,202	10,498	6,928
Vessel operating expenses	68,406	54,281	44,862
Vessel depreciation and amortization	40,276	38,014	36,815
Interest expense and finance cost	8,433	6,642	5,713
Other (income) / expenses	(165)	320	(118)
Net income from discontinued operations	7,507	22,688	33,739

Balance Sheet Location
Discontinued Operations
Carrying amounts of major classes of assets included as part of discontinued operations	As of December 31, 2018	As of December 31, 2017
Cash	10,000	10,000
Inventories	7,183	2,817
Prepayments and other assets	6,515	771
Total major classes of current assets of discontinued operations	23,698	13,588
Vessels	643,682	607,528
Deferred charges, net	2,220	819
Above market acquired charters	7,531	-
Prepayments and other assets	1,035	-
Total major classes of non-current assets of discontinued operations	654,468	608,347
Total major classes of assets of discontinued operations	678,166	621,935
Carrying amounts of major classes of liabilities included as part of discontinued operations
Current portion of long-term debt, net	14,869	15,808
Deferred revenue	1,611	7,250
Trade accounts payables and accrued liabilities	5,055	-
Total major classes of current liabilities of discontinued operations	21,535	23,058
Long-term debt, net	134,744	107,960
Total major classes of long term liabilities of discontinued operations	134,744	107,960
Total major classes of liabilities of the discontinued operations	156,279	131,018